Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Jan. 29, 2016
Income Tax Disclosure [Abstract]
Tax at statutory rates at CDN rates	$ (880,659)	$ (1,047,652)	$ (452,384)
Foreign loss taxed at US rates	0	0	0
Effect of foreign exchange on loss carry-forwards	0	0	(704,281)
Non-deductible expenses (revenue)	8,122	(55,681)	7,352
Deferred tax assets transferred upon disposition of subsidiaries	8,614,637	0	0
Change in estimates and other items, net	(141,625)	0	0
Change in valuation allowance	(7,600,475)	3,583,590	712,659
Income tax provision (recovery) for year	$ 0	$ 2,480,257	$ (436,654)